Environmental and other provisions	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Environmental and other provisions [Text Block]

23. Environmental and other provisions

	Decommis- sioning, restoration and similar liabilities	Deferred share units[3]	Restricted share units[1,3]	Performance share units[3]	Other[2]	Total
Balance, January 1, 2024	$315.4	$8.7	$5.0	$2.6	$12.5	$344.2
Net change in provision	14.5	1.1	5.6	3.1	0.8	25.1
Disbursements	(2.1)	(1.6)	(2.2)	(0.9)	(4.8)	(11.6)
Reduction of obligation to renounce flow-through share expenditures, net of provisions	-	-	-	-	(2.0)	(2.0)
Unwinding of discount (note 7f)	10.5	-	-	-	-	10.5
Effect of change in discount rate	(22.7)	-	-	-	-	(22.7)
Effect of foreign exchange	(18.7)	(1.1)	(0.5)	(0.4)	(0.1)	(20.8)
Effect of change in share price	-	5.2	1.7	1.1	-	8.0
Balance, December 31, 2024	$296.9	$12.3	$9.6	$5.5	$6.4	$330.7

[1] Certain amounts relating to the Arizona segment are capitalized.

[2] Relates primarily to flow-through share premiums, restructuring costs and other non-capital provisions.

[3] Please refer to note 28a for further information.

Provisions are reflected in the consolidated balance sheets as follows:

December 31, 2024	Decommis- sioning, restoration and similar liabilities	Deferred share units	Restricted share units	Performance share units	Other	Total
Current (note 17)	$4.0	$12.3	$6.4	$1.9	$5.3	$29.9
Non-current	292.9	-	3.2	3.6	1.1	300.8
	$296.9	$12.3	$9.6	$5.5	$6.4	$330.7

	Decommis- sioning, restoration and similar liabilities	Deferred share units[3]	Restricted share units[1,3]	Performance share units[3]	Other[2]	Total
Balance, January 1, 2023	$276.4	$6.9	$6.8	$3.0	$10.2	$303.3
Net additional provisions made	(4.0)	1.1	3.0	0.4	4.6	5.1
Copper Mountain, acquired provision	12.7	-	-	-	-	12.7
Disbursements	(2.0)	-	(5.2)	(1.1)	(2.4)	(10.7)
Unwinding of discount (note 7f)	9.9	-	-	-	-	9.9
Effect of change in discount rate	18.5	-	-	-	-	18.5
Effect of foreign exchange	3.9	0.1	-	0.1	0.1	4.2
Effect of change in share price	-	0.6	0.4	0.2	-	1.2
Balance, December 31, 2023	$315.4	$8.7	$5.0	$2.6	$12.5	$344.2

[1] Certain amounts relating to the Arizona segment are capitalized.

[2] Relates primarily to restructuring costs and other non-capital provisions.

[3] Please refer to note 28a for further information.

December 31, 2023	Decommis- sioning, restoration and similar liabilities	Deferred share units	Restricted share units	Performance share units	Other	Total
Current (note 17)	$1.4	$8.7	$2.1	$0.7	$9.4	$22.3
Non-current	314.0	-	2.9	1.9	3.1	321.9
	$315.4	$8.7	$5.0	$2.6	$12.5	$344.2

Decommissioning, restoration and similar liabilities are remeasured at each reporting date to reflect changes in discount rates, which can significantly affect the liabilities.

Decommissioning, restoration and similar liabilities ("DRO")

Hudbay's decommissioning, restoration and similar liabilities relate to the rehabilitation and closure of currently operating mines and metallurgical plants, development-phase properties and closed properties. The amount of the provision has been recorded based on estimates and assumptions that management believes are reasonable; however, actual decommissioning and restoration costs may differ from expectations.

DRO are remeasured at each reporting date to reflect changes in discount rates, inflation, exchange rates, and timing and extent of cash outflows which can significantly affect the liabilities. The amount of this provision has been recorded based on estimates and assumptions that management believes are reasonable; however, actual decommissioning and restoration costs may differ from expectations.

During the year ended December 31, 2024, the Company recorded a non-cash gain of $3.5 million in the consolidated statements of income mainly related to a revaluation adjustment of Flin Flon's environmental reclamation provision (December 31, 2023 - $11.4 million). This was primarily caused by a general increase in long term, risk-free discount rates during 2024 based on movements in Canadian bond yields, as well as the impact of lower inflation rates on future cash outflows. Typically, an operating site will reflect any revaluation adjustments of its environmental reclamation provision against its reclamation assets. However, since the Flin Flon operations closed in June 2022, the corresponding Flin Flon assets have been fully depreciated and cannot be reduced below their residual value, resulting in the remaining impact being recorded as a non-cash gain in re-evaluation adjustment - environmental provision in the consolidated statements of income.

Hudbay's decommissioning and restoration liabilities relate mainly to its Manitoba, Peru and British Columbia operations. Management has placed the remaining Flin Flon assets on care and maintenance. The majority of closure activities will occur once all mining activities in Manitoba are completed. These provisions also reflect estimated post-closure cash flows that extend to the year 2123 for ongoing monitoring and water treatment requirements. Management anticipates most decommissioning and restoration activities for the Peru operation will occur from 2039 to 2103, which include ongoing monitoring and water treatment requirements. Management anticipates most decommissioning and restoration activities for the British Columbia operation will occur from 2041 to 2142, which include ongoing monitoring and water treatment requirements.

As at December 31, 2024, decommissioning, restoration and similar liabilities have been discounted to their present value at rates ranging from 2.87% to 4.88% per annum (December 31, 2023 - 3.01% to 4.86%), using pre-tax, risk-free interest rates that reflect the estimated maturity of each specific liability.